Quarterly Holdings Report
for
Fidelity® Series International Index Fund
July 31, 2025
IIF-NPRT3-0925
1.9891252.106
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 6.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	138,938	442,807
Interactive Media & Services - 0.1%
CAR Group Ltd	13,036	317,290
REA Group Ltd	1,825	278,004
		595,294
TOTAL COMMUNICATION SERVICES		1,038,101

Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	39,177	2,142,964
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	19,431	870,060
Lottery Corp/The	76,823	266,452
		1,136,512
TOTAL CONSUMER DISCRETIONARY		3,279,476

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	46,296	616,383
Woolworths Group Ltd	42,162	851,171
		1,467,554
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	112,110	564,125
Woodside Energy Group Ltd	65,549	1,109,246
		1,673,371
Financials - 2.8%
Banks - 2.2%
ANZ Group Holdings Ltd	102,587	2,013,116
Commonwealth Bank of Australia	57,775	6,559,172
National Australia Bank Ltd	105,732	2,623,914
Westpac Banking Corp	118,183	2,551,587
		13,747,789
Capital Markets - 0.3%
ASX Ltd	6,708	300,680
Macquarie Group Ltd	12,500	1,731,068
		2,031,748
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	8,250	214,335
Insurance - 0.3%
Insurance Australia Group Ltd	81,682	458,516
Medibank Pvt Ltd	95,149	310,985
QBE Insurance Group Ltd	52,148	773,575
Suncorp Group Ltd	37,403	501,379
		2,044,455
TOTAL FINANCIALS		18,038,327

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	2,255	460,365
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	159,406	294,441
Sonic Healthcare Ltd	15,736	277,880
		572,321
Health Care Technology - 0.0%
Pro Medicus Ltd	1,983	407,218
TOTAL HEALTH CARE		1,439,904

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	47,394	725,102
Passenger Airlines - 0.0%
Qantas Airways Ltd	25,629	177,746
Professional Services - 0.1%
Computershare Ltd	18,168	489,072
Trading Companies & Distributors - 0.0%
Reece Ltd	7,843	67,909
SGH Ltd	7,025	229,769
		297,678
Transportation Infrastructure - 0.2%
Transurban Group unit	107,294	949,533
TOTAL INDUSTRIALS		2,639,131

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	6,929	524,804
Materials - 1.7%
Metals & Mining - 1.7%
BHP Group Ltd	175,246	4,425,880
BlueScope Steel Ltd	15,141	229,542
Evolution Mining Ltd	69,162	313,008
Fortescue Ltd	58,468	661,522
Glencore PLC	353,999	1,420,713
Northern Star Resources Ltd	46,895	465,917
Rio Tinto Ltd	12,818	911,590
Rio Tinto PLC	38,966	2,320,793
South32 Ltd	155,797	291,347
		11,040,312
Real Estate - 0.4%
Diversified REITs - 0.0%
Stockland unit	82,856	293,748
Industrial REITs - 0.3%
Goodman Group unit	70,120	1,567,776
Retail REITs - 0.1%
Scentre Group unit	179,853	430,431
Vicinity Ltd unit	133,923	210,862
		641,293
TOTAL REAL ESTATE		2,502,817

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	59,462	444,646
Gas Utilities - 0.0%
Apa Group unit	45,036	242,221
TOTAL UTILITIES		686,867

TOTAL AUSTRALIA		44,330,664
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	5,083	259,176
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	10,631	977,241
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	15,225	206,598
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,349	175,182
TOTAL AUSTRIA		1,618,197
BELGIUM - 0.8%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	741	146,970
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	34,120	1,961,651
Food Products - 0.0%
Lotus Bakeries NV	14	118,868
TOTAL CONSUMER STAPLES		2,080,519

Financials - 0.3%
Banks - 0.1%
KBC Group NV	7,928	830,193
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	2,864	240,554
Sofina SA	532	163,679
		404,233
Insurance - 0.1%
Ageas SA/NV	5,155	351,502
TOTAL FINANCIALS		1,585,928

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	4,365	948,696
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	2,521	201,272
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,694	195,639
TOTAL BELGIUM		5,159,024
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	5,717	212,396
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	13,616	337,522
CHINA - 0.6%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	45,167	2,580,201
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	66,422	150,337
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	127,710	573,451
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	89,200	174,960
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	46,000	148,730
TOTAL INDUSTRIALS		323,690

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	37,000	105,227
TOTAL CHINA		3,732,906
DENMARK - 1.9%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	2,831	469,832
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	3,295	410,779
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	23,813	948,406
Insurance - 0.0%
Tryg A/S	11,706	282,594
TOTAL FINANCIALS		1,231,000

Health Care - 1.0%
Biotechnology - 0.1%
Genmab A/S (b)	2,214	476,668
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	4,347	397,021
Demant A/S (b)	2,961	112,722
		509,743
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	111,190	5,171,225
TOTAL HEALTH CARE		6,157,636

Industrials - 0.4%
Air Freight & Logistics - 0.2%
DSV A/S	7,056	1,581,144
Building Products - 0.0%
ROCKWOOL A/S Series B	3,276	143,446
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	34,859	636,459
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	99	194,950
AP Moller - Maersk A/S Series B	149	294,240
		489,190
TOTAL INDUSTRIALS		2,850,239

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	12,163	791,806
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	5,803	273,503
TOTAL DENMARK		12,184,795
FINLAND - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	4,905	252,787
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	9,412	204,938
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	14,602	230,458
Financials - 0.5%
Banks - 0.3%
Nordea Bank Abp	108,476	1,582,860
Insurance - 0.2%
Sampo Oyj A Shares	83,622	898,563
TOTAL FINANCIALS		2,481,423

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,743	300,287
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	11,733	722,240
Metso Oyj	21,462	271,009
Wartsila OYJ Abp	17,360	480,224
		1,473,473
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	183,888	752,953
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	20,102	207,244
UPM-Kymmene Oyj	18,409	477,120
		684,364
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	15,482	284,279
TOTAL FINLAND		6,664,962
FRANCE - 9.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	64,277	977,723
Entertainment - 0.0%
Bollore SE	24,445	141,296
Media - 0.1%
Publicis Groupe SA	7,901	722,007
TOTAL COMMUNICATION SERVICES		1,841,026

Consumer Discretionary - 1.6%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	23,148	823,525
Automobiles - 0.0%
Renault SA	6,640	247,862
Hotels, Restaurants & Leisure - 0.1%
Accor SA	6,764	344,734
FDJ UNITED	3,840	119,985
Sodexo SA	3,054	181,632
		646,351
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	1,093	2,683,010
Kering SA	2,570	631,052
LVMH Moet Hennessy Louis Vuitton SE	9,497	5,098,105
		8,412,167
TOTAL CONSUMER DISCRETIONARY		10,129,905

Consumer Staples - 1.0%
Beverages - 0.1%
Pernod Ricard SA	6,965	718,223
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	18,711	268,147
Food Products - 0.3%
Danone SA	22,269	1,822,426
Personal Care Products - 0.6%
L'Oreal SA	8,300	3,672,614
TOTAL CONSUMER STAPLES		6,481,410

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
TotalEnergies SE	70,535	4,194,399
Financials - 1.4%
Banks - 0.9%
BNP Paribas SA	35,138	3,203,822
Credit Agricole SA	36,567	672,999
Societe Generale SA Series A	24,869	1,587,353
		5,464,174
Capital Markets - 0.0%
Amundi SA (c)(d)	2,129	158,046
Financial Services - 0.0%
Edenred SE	8,339	239,054
Eurazeo SE	1,398	82,402
		321,456
Insurance - 0.5%
AXA SA	61,183	2,971,610
TOTAL FINANCIALS		8,915,286

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
BioMerieux	1,425	204,577
EssilorLuxottica SA	10,265	3,052,778
		3,257,355
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	1,008	202,458
Pharmaceuticals - 0.0%
Ipsen SA	1,303	154,200
TOTAL HEALTH CARE		3,614,013

Industrials - 2.6%
Aerospace & Defense - 1.4%
Airbus SE	20,514	4,124,445
Dassault Aviation SA	677	210,454
Safran SA	12,432	4,099,470
Thales SA	3,200	860,781
		9,295,150
Building Products - 0.3%
Cie de Saint-Gobain SA	15,507	1,778,919
Construction & Engineering - 0.5%
Bouygues SA	6,537	269,680
Eiffage SA	2,368	317,933
Vinci SA	17,089	2,373,814
		2,961,427
Electrical Equipment - 0.2%
Legrand SA	9,053	1,337,190
Machinery - 0.0%
Alstom SA (b)	11,950	280,303
Professional Services - 0.1%
Bureau Veritas SA	10,976	338,698
Teleperformance SE	1,865	182,441
		521,139
Trading Companies & Distributors - 0.0%
Rexel SA	7,722	234,232
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	1,195	145,101
Getlink SE Series A	10,447	189,562
		334,663
TOTAL INDUSTRIALS		16,743,023

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	5,620	836,686
Software - 0.1%
Dassault Systemes SE	23,135	760,014
TOTAL INFORMATION TECHNOLOGY		1,596,700

Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	19,969	3,928,633
Arkema SA	1,970	134,665
		4,063,298
Real Estate - 0.2%
Diversified REITs - 0.0%
Covivio SA/France	1,908	124,002
Office REITs - 0.0%
Gecina SA	1,590	156,411
Retail REITs - 0.2%
Klepierre SA	7,430	284,559
Unibail-Rodamco-Westfield unit	4,199	408,462
		693,021
TOTAL REAL ESTATE		973,434

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	63,064	1,417,568
Veolia Environnement SA	21,735	736,579
		2,154,147
TOTAL FRANCE		60,706,641
GERMANY - 9.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.7%
Deutsche Telekom AG	120,511	4,322,238
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	2,153	243,858
Interactive Media & Services - 0.1%
Scout24 SE (c)(d)	2,588	346,732
TOTAL COMMUNICATION SERVICES		4,912,828

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Continental AG	3,797	325,852
Automobiles - 0.4%
Bayerische Motoren Werke AG	10,008	958,004
Mercedes-Benz Group AG	24,932	1,411,657
		2,369,661
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	7,752	227,534
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	5,904	1,132,261
TOTAL CONSUMER DISCRETIONARY		4,055,308

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	3,645	259,197
Personal Care Products - 0.0%
Beiersdorf AG	3,422	425,226
TOTAL CONSUMER STAPLES		684,423

Financials - 2.2%
Banks - 0.2%
Commerzbank AG	30,674	1,121,566
Capital Markets - 0.6%
Deutsche Bank AG	63,898	2,113,598
Deutsche Boerse AG	6,501	1,881,307
		3,994,905
Insurance - 1.4%
Allianz SE	13,333	5,268,909
Hannover Rueck SE	2,082	632,961
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,618	3,023,271
Talanx AG	2,231	296,865
		9,222,006
TOTAL FINANCIALS		14,338,477

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (c)(d)	11,670	628,577
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	7,596	385,280
Fresenius SE & Co KGaA	14,576	698,301
		1,083,581
Pharmaceuticals - 0.2%
Bayer AG	33,918	1,054,909
Merck KGaA	4,462	557,681
		1,612,590
TOTAL HEALTH CARE		3,324,748

Industrials - 2.6%
Aerospace & Defense - 0.7%
MTU Aero Engines AG	1,858	801,916
Rheinmetall AG	1,543	3,054,366
		3,856,282
Air Freight & Logistics - 0.2%
Deutsche Post AG	33,138	1,484,773
Electrical Equipment - 0.4%
Siemens Energy AG (b)	23,456	2,715,707
Industrial Conglomerates - 1.1%
Siemens AG	26,238	6,682,907
Machinery - 0.2%
Daimler Truck Holding AG	16,403	801,740
Gea Group Ag	5,056	364,081
Knorr-Bremse AG	2,505	251,137
Rational AG	177	137,254
		1,554,212
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	20,690	178,124
Trading Companies & Distributors - 0.0%
Brenntag SE	4,235	263,591
TOTAL INDUSTRIALS		16,735,596

Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	45,085	1,771,081
Software - 1.6%
Nemetschek SE	1,992	298,026
SAP SE	36,051	10,308,993
		10,607,019
TOTAL INFORMATION TECHNOLOGY		12,378,100

Materials - 0.6%
Chemicals - 0.4%
BASF SE	30,811	1,510,029
Covestro AG	6,195	419,942
Evonik Industries AG	8,859	176,620
Symrise AG	4,584	415,527
		2,522,118
Construction Materials - 0.2%
Heidelberg Materials AG	4,620	1,065,810
TOTAL MATERIALS		3,587,928

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	2,571	204,648
Vonovia SE	25,567	795,950
		1,000,598
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	21,817	895,048
Multi-Utilities - 0.3%
E.ON SE	77,505	1,413,943
TOTAL UTILITIES		2,308,991

TOTAL GERMANY		63,326,997
HONG KONG - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	131,292	206,729
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	287,577	287,904
Financials - 1.3%
Banks - 0.1%
Hang Seng Bank Ltd	25,976	378,385
Capital Markets - 0.4%
Futu Holdings Ltd Class A ADR	2,127	326,877
Hong Kong Exchanges & Clearing Ltd	41,567	2,249,557
		2,576,434
Insurance - 0.8%
AIA Group Ltd	369,245	3,442,904
Prudential PLC	90,092	1,142,924
		4,585,828
TOTAL FINANCIALS		7,540,647

Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	53,437	192,227
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	5,575	302,730
Swire Pacific Ltd A Shares	12,356	111,690
		414,420
Machinery - 0.1%
Techtronic Industries Co Ltd	50,792	607,354
TOTAL INDUSTRIALS		1,214,001

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	66,226	303,461
Henderson Land Development Co Ltd	50,140	175,454
Hongkong Land Holdings Ltd (Singapore)	38,130	230,333
Sino Land Co Ltd	124,600	143,626
Sun Hung Kai Properties Ltd	50,180	596,012
Wharf Real Estate Investment Co Ltd	57,814	183,549
		1,632,435
Retail REITs - 0.0%
Link REIT	89,731	499,959
TOTAL REAL ESTATE		2,132,394

Utilities - 0.2%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	21,581	151,994
CLP Holdings Ltd	56,736	492,456
Power Assets Holdings Ltd	47,803	314,740
		959,190
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	386,697	345,152
TOTAL UTILITIES		1,304,342

TOTAL HONG KONG		12,686,017
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	5,689	526,849
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	72,382	570,997
Bank of Ireland Group PLC	34,027	458,407
		1,029,404
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	5,343	442,978
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,355	681,574
TOTAL INDUSTRIALS		1,124,552

TOTAL IRELAND		2,680,805
ISRAEL - 0.8%
Financials - 0.4%
Banks - 0.4%
Bank Hapoalim BM	43,312	815,909
Bank Leumi Le-Israel BM	51,766	960,994
Israel Discount Bank Ltd Class A	42,432	407,284
Mizrahi Tefahot Bank Ltd	5,366	332,473
		2,516,660
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	39,600	611,820
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	926	427,376
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	1,825	248,255
Software - 0.2%
Check Point Software Technologies Ltd (b)	2,993	557,297
Nice Ltd (b)	2,183	342,607
		899,904
TOTAL INFORMATION TECHNOLOGY		1,148,159

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	26,728	167,178
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	1,478	145,955
TOTAL ISRAEL		5,017,148
ITALY - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	9,698	114,658
Telecom Italia SpA/Milano (b)	370,471	170,677
		285,335
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Ferrari NV (Italy)	4,352	1,913,593
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	8,062	431,865
TOTAL CONSUMER DISCRETIONARY		2,345,458

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	7,520	391,889
Davide Campari-Milano NV	21,267	147,075
		538,964
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	76,030	1,297,631
Financials - 1.6%
Banks - 1.3%
Banco BPM SpA	39,233	501,454
BPER Banca SPA	50,493	497,629
FinecoBank Banca Fineco SpA	21,105	450,872
Intesa Sanpaolo SpA	522,447	3,147,883
Mediobanca Banca di Credito Finanziario SpA	17,264	381,030
UniCredit SpA	48,400	3,560,974
		8,539,842
Financial Services - 0.0%
Banca Mediolanum SpA	7,747	137,034
Nexi SpA (c)(d)	17,043	97,441
		234,475
Insurance - 0.3%
Generali	29,814	1,113,257
Poste Italiane Spa (c)(d)	15,809	342,152
Unipol Assicurazioni SpA	12,404	249,348
		1,704,757
TOTAL FINANCIALS		10,479,074

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	777	75,991
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	3,970	228,341
TOTAL HEALTH CARE		304,332

Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	13,973	753,189
Electrical Equipment - 0.1%
Prysmian SpA	9,699	774,596
Passenger Airlines - 0.2%
Ryanair Holdings PLC	29,360	863,263
TOTAL INDUSTRIALS		2,391,048

Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	280,745	2,475,692
Terna - Rete Elettrica Nazionale	48,547	468,256
		2,943,948
Gas Utilities - 0.0%
Snam SpA	69,585	402,928
TOTAL UTILITIES		3,346,876

TOTAL ITALY		20,988,718
JAPAN - 21.2%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.2%
NTT Inc	1,031,525	1,041,697
Entertainment - 0.7%
Capcom Co Ltd	11,988	305,163
Konami Group Corp	3,455	469,047
Nexon Co Ltd	11,414	208,853
Nintendo Co Ltd	38,070	3,181,851
Toho Co Ltd/Tokyo	3,890	245,433
		4,410,347
Interactive Media & Services - 0.0%
LY Corp	98,817	361,193
Media - 0.0%
Dentsu Group Inc	6,863	135,342
Wireless Telecommunication Services - 0.9%
KDDI Corp	105,900	1,737,990
SoftBank Corp	988,130	1,427,687
SoftBank Group Corp	33,024	2,521,679
		5,687,356
TOTAL COMMUNICATION SERVICES		11,635,935

Consumer Discretionary - 3.6%
Automobile Components - 0.4%
Aisin Corp	18,122	250,446
Bridgestone Corp	19,684	796,222
Denso Corp	65,288	885,791
Sumitomo Electric Industries Ltd	24,644	611,533
		2,543,992
Automobiles - 1.4%
Honda Motor Co Ltd	145,814	1,509,598
Isuzu Motors Ltd	18,526	237,429
Nissan Motor Co Ltd (b)	76,964	163,187
Subaru Corp	20,228	372,111
Suzuki Motor Corp	54,272	596,318
Toyota Motor Corp	327,190	5,819,928
Yamaha Motor Co Ltd	31,916	230,843
		8,929,414
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	13,194	441,422
Rakuten Group Inc (b)	52,146	263,844
		705,266
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	37,270	767,409
Zensho Holdings Co Ltd	3,300	173,657
		941,066
Household Durables - 1.0%
Panasonic Holdings Corp	80,509	761,560
Sekisui House Ltd (e)	20,634	432,836
Sony Group Corp	212,365	5,108,083
		6,302,479
Leisure Products - 0.1%
Bandai Namco Holdings Inc	20,511	663,263
Shimano Inc	2,624	287,055
		950,318
Specialty Retail - 0.4%
Fast Retailing Co Ltd	6,591	2,010,451
Nitori Holdings Co Ltd	2,735	231,618
Sanrio Co Ltd	6,200	254,400
ZOZO Inc	14,046	139,046
		2,635,515
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	22,796	535,918
TOTAL CONSUMER DISCRETIONARY		23,543,968

Consumer Staples - 1.1%
Beverages - 0.2%
Asahi Group Holdings Ltd	49,886	632,858
Kirin Holdings Co Ltd	26,774	352,819
Suntory Beverage & Food Ltd	4,832	145,906
		1,131,583
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	25,591	817,450
Kobe Bussan Co Ltd	5,205	138,605
MatsukiyoCocokara & Co	11,500	236,149
Seven & i Holdings Co Ltd	76,477	1,008,211
		2,200,415
Food Products - 0.2%
Ajinomoto Co Inc	31,266	827,187
Kikkoman Corp	23,410	205,656
MEIJI Holdings Co Ltd	8,282	167,470
Nissin Foods Holdings Co Ltd (e)	6,718	127,428
Yakult Honsha Co Ltd	8,828	142,021
		1,469,762
Household Products - 0.0%
Unicharm Corp	38,522	266,462
Personal Care Products - 0.1%
Kao Corp	16,106	724,714
Shiseido Co Ltd	13,769	223,822
		948,536
Tobacco - 0.2%
Japan Tobacco Inc	41,408	1,182,597
TOTAL CONSUMER STAPLES		7,199,355

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	94,214	494,495
Idemitsu Kosan Co Ltd	28,135	180,868
Inpex Corp	30,410	433,001
		1,108,364
Financials - 3.5%
Banks - 2.1%
Chiba Bank Ltd/The	19,505	181,800
Concordia Financial Group Ltd	35,526	235,581
Japan Post Bank Co Ltd	62,267	694,980
Mitsubishi UFJ Financial Group Inc	395,821	5,455,510
Mizuho Financial Group Inc	82,499	2,419,833
Resona Holdings Inc	71,677	652,548
Sumitomo Mitsui Financial Group Inc	127,361	3,212,886
Sumitomo Mitsui Trust Group Inc	22,210	582,230
		13,435,368
Capital Markets - 0.3%
Daiwa Securities Group Inc	46,056	320,635
Japan Exchange Group Inc	34,226	334,470
Nomura Holdings Inc	103,785	685,635
SBI Holdings Inc	9,597	356,508
		1,697,248
Financial Services - 0.1%
Mitsubishi HC Capital Inc	30,378	224,543
ORIX Corp	40,104	900,858
		1,125,401
Insurance - 1.0%
Dai-ichi Life Holdings Inc	121,344	960,096
Japan Post Holdings Co Ltd	61,603	570,485
Japan Post Insurance Co Ltd	6,667	170,705
Ms&Ad Insurance Group Holdings Inc	44,429	949,274
Sompo Holdings Inc	30,777	907,523
T&D Holdings Inc	16,896	412,579
Tokio Marine Holdings Inc	63,468	2,548,426
		6,519,088
TOTAL FINANCIALS		22,777,105

Health Care - 1.5%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	11,928	1,504,870
Olympus Corp	39,253	468,958
Sysmex Corp	17,340	281,703
Terumo Corp	45,960	779,356
		3,034,887
Health Care Technology - 0.0%
M3 Inc	15,238	187,409
Pharmaceuticals - 1.0%
Astellas Pharma Inc	62,513	648,174
Chugai Pharmaceutical Co Ltd	23,222	1,113,192
Daiichi Sankyo Co Ltd	59,346	1,455,872
Eisai Co Ltd	9,021	252,997
Kyowa Kirin Co Ltd	8,247	140,773
Ono Pharmaceutical Co Ltd	12,921	144,493
Otsuka Holdings Co Ltd	15,254	726,239
Shionogi & Co Ltd	26,123	436,889
Takeda Pharmaceutical Co Ltd	54,978	1,510,234
		6,428,863
TOTAL HEALTH CARE		9,651,159

Industrials - 5.3%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	11,037	122,448
Building Products - 0.2%
Agc Inc	6,794	204,463
Daikin Industries Ltd	9,117	1,120,989
		1,325,452
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	13,610	209,587
Secom Co Ltd	14,498	520,670
TOPPAN Holdings Inc	8,238	222,000
		952,257
Construction & Engineering - 0.2%
Kajima Corp	14,554	364,587
Obayashi Corp	22,393	329,743
Taisei Corp	5,416	323,844
		1,018,174
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	4,711	234,222
Fujikura Ltd	8,700	590,577
Mitsubishi Electric Corp	65,656	1,476,751
NIDEC CORP	28,798	552,527
		2,854,077
Ground Transportation - 0.3%
Central Japan Railway Co	26,700	622,435
East Japan Railway Co	31,306	671,019
Hankyu Hanshin Holdings Inc	7,875	205,236
Tokyo Metro Co Ltd	10,100	108,830
Tokyu Corp	17,217	193,807
West Japan Railway Co	15,440	338,047
		2,139,374
Industrial Conglomerates - 0.8%
Hikari Tsushin Inc	590	158,627
Hitachi Ltd	158,125	4,838,728
Sekisui Chemical Co Ltd	12,998	225,452
		5,222,807
Machinery - 1.2%
Daifuku Co Ltd	11,110	281,263
FANUC Corp	32,705	910,408
Hoshizaki Corp	3,768	129,026
IHI Corp	5,100	567,920
Komatsu Ltd	31,168	1,004,168
Kubota Corp	33,743	378,402
Makita Corp	8,273	256,117
MINEBEA MITSUMI Inc	12,511	196,903
Mitsubishi Heavy Industries Ltd	110,620	2,641,207
SMC Corp	1,996	694,555
Toyota Industries Corp	5,641	603,207
		7,663,176
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	12,200	172,347
Mitsui OSK Lines Ltd	11,900	399,987
Nippon Yusen KK	15,165	531,834
		1,104,168
Passenger Airlines - 0.0%
ANA Holdings Inc	5,463	101,299
Japan Airlines Co Ltd	4,937	98,036
		199,335
Professional Services - 0.4%
Recruit Holdings Co Ltd	48,573	2,881,893
Trading Companies & Distributors - 1.5%
ITOCHU Corp	41,050	2,153,180
Marubeni Corp	48,772	998,546
Mitsubishi Corp	118,005	2,327,459
Mitsui & Co Ltd	85,258	1,735,567
MonotaRO Co Ltd	8,622	153,530
Sumitomo Corp	37,675	962,965
Toyota Tsusho Corp	21,971	503,539
		8,834,786
TOTAL INDUSTRIALS		34,317,947

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.8%
Keyence Corp	6,705	2,425,410
Kyocera Corp	44,352	523,548
Murata Manufacturing Co Ltd	57,583	857,070
Omron Corp	6,011	154,932
Shimadzu Corp	8,174	180,945
TDK Corp	67,155	818,145
Yokogawa Electric Corp	7,879	210,008
		5,170,058
IT Services - 0.7%
Fujitsu Ltd	60,780	1,324,026
NEC Corp	42,375	1,216,836
Nomura Research Institute Ltd	13,039	515,959
NTT Data Group Corp	9,645	251,522
Obic Co Ltd	11,180	398,037
Otsuka Corp	7,850	148,735
SCSK Corp	5,358	166,714
TIS Inc	7,372	235,181
		4,257,010
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	26,432	1,757,705
Disco Corp	3,144	929,136
Lasertec Corp	2,725	274,540
Renesas Electronics Corp	58,103	706,710
SCREEN Holdings Co Ltd	2,800	218,428
Tokyo Electron Ltd	15,450	2,456,224
		6,342,743
Software - 0.0%
Oracle Corp Japan	1,364	147,509
Trend Micro Inc/Japan	4,420	269,525
		417,034
Technology Hardware, Storage & Peripherals - 0.3%
Canon Inc	32,271	916,582
FUJIFILM Holdings Corp	38,700	802,724
Ricoh Co Ltd	18,725	164,190
		1,883,496
TOTAL INFORMATION TECHNOLOGY		18,070,341

Materials - 0.7%
Chemicals - 0.6%
Asahi Kasei Corp	42,493	295,656
Mitsubishi Chemical Group Corp	46,847	255,165
Nippon Paint Holdings Co Ltd	32,705	277,258
Nippon Sanso Holdings Corp	5,950	210,592
Nitto Denko Corp	24,415	505,242
Shin-Etsu Chemical Co Ltd	62,170	1,789,061
Toray Industries Inc	47,902	327,643
		3,660,617
Metals & Mining - 0.1%
JFE Holdings Inc	19,920	230,535
Nippon Steel Corp	33,382	642,871
Sumitomo Metal Mining Co Ltd	8,586	188,852
		1,062,258
TOTAL MATERIALS		4,722,875

Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	264	242,175
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	2,009	205,677
Daiwa House Industry Co Ltd	19,350	639,729
Hulic Co Ltd	16,000	152,603
Mitsubishi Estate Co Ltd	36,684	686,813
Mitsui Fudosan Co Ltd	91,223	815,379
Sumitomo Realty & Development Co Ltd	10,722	391,666
		2,891,867
TOTAL REAL ESTATE		3,134,042

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	22,195	271,461
Kansai Electric Power Co Inc/The	32,680	392,371
		663,832
Gas Utilities - 0.1%
Osaka Gas Co Ltd	12,536	317,178
Tokyo Gas Co Ltd	11,415	382,272
		699,450
TOTAL UTILITIES		1,363,282

TOTAL JAPAN		137,524,373
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	6,593	197,804
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)	7,346	141,760
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,088	314,063
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	16,193	508,555
TOTAL LUXEMBOURG		964,378
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	75,635	368,847
Sands China Ltd	84,062	203,494

TOTAL MACAU		572,341
NETHERLANDS - 4.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	134,099	599,088
Entertainment - 0.2%
Universal Music Group NV	37,970	1,092,280
TOTAL COMMUNICATION SERVICES		1,691,368

Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	4,466	302,738
Heineken NV	9,935	782,990
		1,085,728
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	31,493	1,243,517
Food Products - 0.0%
JDE Peet's NV	5,900	175,599
TOTAL CONSUMER STAPLES		2,504,844

Financials - 1.0%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (c)(d)	15,809	457,525
ING Groep NV	108,634	2,531,764
		2,989,289
Capital Markets - 0.0%
Euronext NV (c)(d)	2,695	435,495
Financial Services - 0.3%
Adyen NV (b)(c)(d)	870	1,492,183
EXOR NV	3,049	294,889
		1,787,072
Insurance - 0.2%
Aegon Ltd	45,636	326,139
ASR Nederland NV	5,094	339,263
NN Group NV	9,279	626,457
		1,291,859
TOTAL FINANCIALS		6,503,715

Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	2,108	1,415,796
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	29,415	768,183
TOTAL HEALTH CARE		2,183,979

Industrials - 0.3%
Professional Services - 0.3%
Randstad NV (e)	3,741	178,624
Wolters Kluwer NV	8,233	1,284,365
		1,462,989
Trading Companies & Distributors - 0.0%
IMCD NV	2,038	224,018
TOTAL INDUSTRIALS		1,687,007

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	1,617	788,874
ASML Holding NV	13,596	9,512,711
BE Semiconductor Industries NV	2,801	380,703
		10,682,288
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	5,891	369,963
TOTAL NETHERLANDS		25,623,164
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	32,137	219,435
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	20,213	437,962
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	58,200	258,201
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	5,820	670,235
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	27,803	149,006
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	45,328	152,388
TOTAL UTILITIES		301,394

TOTAL NEW ZEALAND		1,887,227
NORWAY - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenor ASA	21,254	326,251
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	16,022	299,869
Orkla ASA	24,125	254,348
Salmar ASA	2,328	94,573
		648,790
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	10,906	264,034
Equinor ASA	28,926	743,039
		1,007,073
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	30,923	784,538
Insurance - 0.0%
Gjensidige Forsikring ASA	6,913	182,275
TOTAL FINANCIALS		966,813

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	15,184	454,916
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	48,546	287,732
TOTAL NORWAY		3,691,575
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	7,831	112,781
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	9,768	238,551
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	14,402	275,010
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	108,277	467,820
TOTAL PORTUGAL		981,381
SINGAPORE - 1.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	256,562	764,592
Entertainment - 0.3%
Sea Ltd Class A ADR (b)	13,207	2,068,877
TOTAL COMMUNICATION SERVICES		2,833,469

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	206,594	116,536
Financials - 1.0%
Banks - 0.9%
DBS Group Holdings Ltd	73,597	2,701,341
Oversea-Chinese Banking Corp Ltd	116,928	1,515,289
United Overseas Bank Ltd	43,566	1,210,383
		5,427,013
Capital Markets - 0.1%
Singapore Exchange Ltd	29,589	362,809
TOTAL FINANCIALS		5,789,822

Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	53,993	363,226
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	81,923	400,604
Industrial Conglomerates - 0.0%
Keppel Ltd	50,316	326,895
Passenger Airlines - 0.0%
Singapore Airlines Ltd	51,462	268,795
TOTAL INDUSTRIALS		1,359,520

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	23,375	598,999
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	202,099	341,237
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	129,151	276,529
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	80,853	172,200
TOTAL REAL ESTATE		789,966

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	30,900	183,734
TOTAL SINGAPORE		11,672,046
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	38,640	1,087,257
SPAIN - 3.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	17,074	604,030
Telefonica SA	127,262	656,774
		1,260,804
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	15,553	1,249,890
Specialty Retail - 0.3%
Industria de Diseno Textil SA	37,661	1,798,956
TOTAL CONSUMER DISCRETIONARY		3,048,846

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	39,966	605,955
Financials - 1.6%
Banks - 1.6%
Banco Bilbao Vizcaya Argentaria SA	198,984	3,318,709
Banco de Sabadell SA	186,079	688,237
Banco Santander SA	523,151	4,494,282
Bankinter SA	23,280	332,089
CaixaBank SA	136,258	1,281,958
		10,115,275
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	10,199	152,705
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	6,271	432,250
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	25,893	697,211
TOTAL INDUSTRIALS		1,129,461

Utilities - 0.7%
Electric Utilities - 0.7%
Acciona SA	856	164,309
Endesa SA	10,961	317,095
Iberdrola SA	219,138	3,851,644
Redeia Corp SA	14,008	270,962
		4,604,010
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	10,923	128,393
TOTAL UTILITIES		4,732,403

TOTAL SPAIN		21,045,449
SWEDEN - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telia Co AB	81,440	287,932
Wireless Telecommunication Services - 0.1%
Tele2 AB B Shares	18,896	292,051
TOTAL COMMUNICATION SERVICES		579,983

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)(d)	5,117	456,018
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	19,557	263,465
TOTAL CONSUMER DISCRETIONARY		719,483

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	20,783	512,715
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	54,779	959,126
Svenska Handelsbanken AB A Shares	50,369	613,715
Swedbank AB A1 Shares	29,313	781,840
		2,354,681
Capital Markets - 0.1%
EQT AB	12,854	431,607
Financial Services - 0.3%
Industrivarden AB A Shares	4,187	155,346
Industrivarden AB C Shares	5,263	194,945
Investor AB B Shares	59,748	1,736,426
L E Lundbergforetagen AB B Shares	2,628	128,483
		2,215,200
TOTAL FINANCIALS		5,001,488

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	6,766	186,338
Industrials - 1.5%
Aerospace & Defense - 0.1%
Saab AB B Shares	11,059	601,543
Building Products - 0.2%
Assa Abloy AB B Shares	34,608	1,145,188
Nibe Industrier AB B Shares	52,294	241,030
		1,386,218
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	16,978	252,348
Construction & Engineering - 0.0%
Skanska AB B Shares	11,743	273,624
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	5,116	130,915
Lifco AB B Shares	8,046	287,344
		418,259
Machinery - 1.0%
Alfa Laval AB	9,992	435,333
Atlas Copco AB A Shares	92,756	1,412,524
Atlas Copco AB B Shares	53,870	729,970
Epiroc AB A Shares	22,739	463,526
Epiroc AB B Shares	13,487	242,206
Indutrade AB	9,438	229,846
Sandvik AB	36,814	899,549
SKF AB B Shares	11,780	275,209
Trelleborg AB B Shares	6,988	254,271
Volvo AB B Shares	54,848	1,575,224
		6,517,658
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	8,976	302,585
Beijer Ref AB B Shares	13,283	223,074
		525,659
TOTAL INDUSTRIALS		9,975,309

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	95,922	696,737
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	71,686	787,692
TOTAL INFORMATION TECHNOLOGY		1,484,429

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (b)	9,812	301,599
Paper & Forest Products - 0.1%
Holmen AB B Shares	2,634	97,942
Svenska Cellulosa AB SCA B Shares	20,947	262,874
		360,816
TOTAL MATERIALS		662,415

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Fastighets AB Balder B Shares (b)	24,789	167,890
Sagax AB B Shares	7,584	160,833
		328,723
TOTAL SWEDEN		19,450,883
SWITZERLAND - 4.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	892	621,023
Consumer Discretionary - 0.5%
Specialty Retail - 0.0%
Avolta AG	3,035	157,770
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	18,558	3,030,082
Swatch Group AG/The	1,003	177,388
		3,207,470
TOTAL CONSUMER DISCRETIONARY		3,365,240

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (e)	123	149,789
Chocoladefabriken Lindt & Spruengli AG	4	586,027
Chocoladefabriken Lindt & Spruengli AG	32	471,973
		1,207,789
Financials - 1.7%
Banks - 0.0%
Banque Cantonale Vaudoise	1,026	119,053
Capital Markets - 0.9%
Julius Baer Group Ltd	7,108	480,958
Partners Group Holding AG	783	1,061,834
UBS Group AG	113,541	4,255,079
		5,797,871
Insurance - 0.8%
Baloise Holding AG	1,420	341,429
Helvetia Holding AG	1,277	308,618
Swiss Life Holding AG	990	1,030,892
Zurich Insurance Group AG	5,050	3,444,639
		5,125,578
TOTAL FINANCIALS		11,042,502

Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,745	477,579
Straumann Holding AG	3,845	468,474
		946,053
Life Sciences Tools & Services - 0.4%
Lonza Group AG	2,492	1,736,847
Pharmaceuticals - 0.2%
Galderma Group AG	4,517	709,040
Sandoz Group AG	14,424	829,835
		1,538,875
TOTAL HEALTH CARE		4,221,775

Industrials - 1.0%
Building Products - 0.1%
Geberit AG	1,153	885,777
Electrical Equipment - 0.6%
ABB Ltd	54,584	3,564,233
Machinery - 0.2%
Schindler Holding AG	1,403	509,899
Schindler Holding AG	811	286,059
VAT Group AG (c)(d)	931	329,532
		1,125,490
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,664	340,585
Professional Services - 0.1%
SGS SA	5,557	566,475
TOTAL INDUSTRIALS		6,482,560

Information Technology - 0.1%
Software - 0.0%
Temenos AG	1,952	175,794
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	5,249	492,039
TOTAL INFORMATION TECHNOLOGY		667,833

Materials - 0.5%
Chemicals - 0.5%
DSM-Firmenich AG	6,416	616,447
EMS-Chemie Holding AG	241	190,634
Givaudan SA	319	1,339,623
Sika AG	5,260	1,241,253
		3,387,957
Containers & Packaging - 0.0%
SIG Group AG	10,553	171,498
TOTAL MATERIALS		3,559,455

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	2,762	382,889
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	730	162,941
TOTAL SWITZERLAND		31,714,007
UNITED KINGDOM - 11.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	206,224	564,036
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	30,348	335,036
Media - 0.1%
Informa PLC	45,526	521,996
WPP PLC	37,238	201,621
		723,617
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	688,718	746,706
TOTAL COMMUNICATION SERVICES		2,369,395

Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
Next PLC	4,029	655,003
Diversified Consumer Services - 0.0%
Pearson PLC	20,617	291,544
Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	58,598	2,059,103
Entain PLC	20,970	283,033
InterContinental Hotels Group PLC	5,120	589,006
Whitbread PLC	6,091	245,585
		3,176,727
Household Durables - 0.0%
Barratt Redrow PLC	47,409	234,227
Specialty Retail - 0.0%
JD Sports Fashion PLC	88,615	100,013
Kingfisher PLC	61,555	218,878
		318,891
TOTAL CONSUMER DISCRETIONARY		4,676,392

Consumer Staples - 2.5%
Beverages - 0.4%
Coca-Cola Europacific Partners PLC	7,945	770,029
Diageo PLC	76,820	1,861,930
		2,631,959
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	60,630	242,935
Marks & Spencer Group PLC	70,934	325,771
Tesco PLC	232,267	1,304,974
		1,873,680
Food Products - 0.0%
Associated British Foods PLC	11,226	325,054
Household Products - 0.3%
Reckitt Benckiser Group PLC	23,535	1,763,849
Personal Care Products - 0.8%
Unilever PLC	86,360	5,010,649
Tobacco - 0.7%
British American Tobacco PLC	68,391	3,664,209
Imperial Brands PLC	27,006	1,052,677
		4,716,886
TOTAL CONSUMER STAPLES		16,322,077

Financials - 3.4%
Banks - 2.4%
Barclays PLC	493,816	2,413,783
HSBC Holdings PLC	610,174	7,433,734
Lloyds Banking Group PLC	2,076,538	2,133,572
NatWest Group PLC	278,912	1,936,091
Standard Chartered PLC	69,706	1,249,618
		15,166,798
Capital Markets - 0.6%
3i Group PLC	33,604	1,836,195
London Stock Exchange Group PLC	16,454	2,005,663
Schroders PLC	25,115	129,687
		3,971,545
Financial Services - 0.1%
M&G PLC	78,770	272,136
Wise PLC Class A (b)	23,001	308,319
		580,455
Insurance - 0.3%
Admiral Group PLC	8,994	405,988
Aviva PLC	105,463	903,368
Legal & General Group PLC	202,782	686,025
Phoenix Group Holdings PLC	24,251	212,659
		2,208,040
TOTAL FINANCIALS		21,926,838

Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	28,689	438,453
Pharmaceuticals - 1.2%
Astrazeneca PLC	53,536	7,810,456
Hikma Pharmaceuticals PLC	5,750	149,141
		7,959,597
TOTAL HEALTH CARE		8,398,050

Industrials - 2.2%
Aerospace & Defense - 1.1%
BAE Systems PLC	104,001	2,481,531
Melrose Industries PLC	44,027	297,815
Rolls-Royce Holdings PLC	292,692	4,154,172
		6,933,518
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	87,147	434,728
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	92,556	602,447
DCC PLC	3,420	214,991
Smiths Group PLC	11,585	359,850
		1,177,288
Machinery - 0.0%
Spirax Group PLC	2,543	213,091
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	42,973	215,976
Professional Services - 0.6%
Intertek Group PLC	5,529	360,713
RELX PLC	63,782	3,314,182
		3,674,895
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	14,916	1,000,306
Bunzl PLC	11,312	335,711
		1,336,017
TOTAL INDUSTRIALS		13,985,513

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	13,105	562,827
Software - 0.1%
Sage Group PLC/The	33,887	545,985
TOTAL INFORMATION TECHNOLOGY		1,108,812

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	4,581	158,023
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	24,433	186,344
Industrial REITs - 0.0%
Segro PLC	44,369	379,350
TOTAL REAL ESTATE		565,694

Utilities - 0.7%
Electric Utilities - 0.1%
SSE PLC	38,182	935,927
Multi-Utilities - 0.5%
Centrica PLC	173,543	377,246
National Grid PLC	169,158	2,377,023
		2,754,269
Water Utilities - 0.1%
Severn Trent PLC	9,321	326,085
United Utilities Group PLC	23,526	350,310
		676,395
TOTAL UTILITIES		4,366,591

TOTAL UNITED KINGDOM		73,877,385
UNITED STATES - 9.8%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (b)	5,300	3,320,662
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	69,597	616,569
Consumer Staples - 1.2%
Food Products - 1.2%
Nestle SA	90,429	7,901,422
Energy - 1.6%
Energy Equipment & Services - 0.0%
Tenaris SA	14,053	245,438
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	553,006	2,964,269
Shell PLC	206,661	7,425,976
		10,390,245
TOTAL ENERGY		10,635,683

Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	10,409	1,874,197
Health Care - 4.3%
Biotechnology - 0.4%
CSL Ltd	16,718	2,891,951
Health Care Equipment & Supplies - 0.2%
Alcon AG	17,239	1,524,291
Life Sciences Tools & Services - 0.1%
QIAGEN NV (Germany)	7,460	372,884
Pharmaceuticals - 3.6%
GSK PLC	142,122	2,614,192
Haleon PLC	311,610	1,461,661
Novartis AG	65,624	7,473,726
Roche Holding AG	24,243	7,565,586
Roche Holding AG	1,113	373,809
Sanofi SA	38,332	3,441,092
		22,930,066
TOTAL HEALTH CARE		27,719,192

Industrials - 1.2%
Construction & Engineering - 0.1%
Ferrovial SE	17,748	909,405
Electrical Equipment - 0.8%
Schneider Electric SE	18,879	4,885,762
Professional Services - 0.3%
Experian PLC	31,702	1,670,402
TOTAL INDUSTRIALS		7,465,569

Information Technology - 0.2%
Software - 0.2%
CyberArk Software Ltd (b)	1,621	666,993
Monday.com Ltd (b)	1,402	367,730
		1,034,723
Materials - 0.4%
Construction Materials - 0.4%
Amrize Ltd	17,984	909,108
Holcim AG	17,991	1,434,781
James Hardie Industries PLC depository receipt (b)	19,976	524,319
		2,868,208
TOTAL UNITED STATES		63,436,225
TOTAL COMMON STOCKS (Cost $497,392,544)		633,485,068

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	1,932	169,990
Dr Ing hc F Porsche AG (c)(d)	3,936	199,581
Porsche Automobil Holding SE	5,282	211,988
Volkswagen AG	7,119	744,405
		1,325,964
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	5,785	446,152
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	905	193,699
TOTAL GERMANY		1,965,815
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,496,692)		1,965,815

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (g) (Cost $546,718)	4.25	548,000	546,692

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	11,983,225	11,985,622
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	778,992	779,070
TOTAL MONEY MARKET FUNDS (Cost $12,764,692)			12,764,692

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $513,200,646)	648,762,267
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,427,321)
NET ASSETS - 100.0%	647,334,946

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	91	Sep 2025	11,890,970	(67,687)	(67,687)

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,822,722 or 1.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,822,722 or 1.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $536,716.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,889,438	138,686,355	134,590,171	334,299	-	-	11,985,622	11,983,225	0.0%
Fidelity Securities Lending Cash Central Fund	2,319,834	17,518,975	19,059,739	17,531	-	-	779,070	778,992	0.0%
Total	10,209,272	156,205,330	153,649,910	351,830	-	-	12,764,692

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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